INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about intangible assets [abstract]
INTANGIBLE ASSETS [Text Block]

8. INTANGIBLE ASSETS

	December 31,	December 31,
	2021	2020

Balance, beginning of the year	$492	$975
Additions	-	-
Amortization	(452)	(483)
Balance end of the year	$40	$492

Intangible assets represent computer software licenses, which are being amortized over their underlying contractual period of three years. The expense has been included in depreciation, depletion and amortization expense in profit or loss.